Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2013
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale
The following table summarizes the major classes of assets and liabilities held for sale at June 30, 2013 and December 30, 2012:

	June 30, 2013	December 30, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$474	$474

Total long-term assets held for sale	$474	$474